Description of Business - Regulated Utilities (Details)	Dec. 31, 2022 community station company MW
Wataynikaneyap Partnership
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	39.00%
Belize Electricity
Public Utilities, General Disclosures [Line Items]
Equity investment ownership (percent)	33.00%
TEP and UNS Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	3,328
TEP and UNS Electric | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	68
TEP and UNS Electric | Wind
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	250
Central Hudson | Gas-Fired and Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	65
FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Number of communities (more than) | community	135
FortisBC Electric | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	225
Generating facilities | station	4
Generating facilities, operating, maintenance and management services | station	5
Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	143
Newfoundland Power | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	97
Maritime Electric
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	90
FortisOntario
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	5
Number of utilities | company	3
Fortis | Wataynikaneyap Partnership
Public Utilities, General Disclosures [Line Items]
Partnership with First Nation communities, number | community	24
Caribbean Utilities | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	166
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	86
Number of utilities | company	2
Fortis Turks and Caicos | Solar
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	2
Fortis Turks and Caicos | Diesel
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	84
ITC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	80.10%
Noncontrolling ownership (percent)	19.90%
Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	60.00%